Nonvested Restricted Shares Activity (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 03, 2010	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregated intrinsic value, Nonvested restricted shares outstanding		$ 330
Aggregated intrinsic value, Nonvested restricted shares outstanding		330
Aggregated intrinsic value, Expected to vest		330
Granted		225,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		100,000
Nonvested restricted shares outstanding, Ending balance		125,000
Nonvested restricted shares, Expected to vest		125,000
Weighted average grant-date fair value, Granted	$ 1.25	$ 1.22
Weighted average grant-date fair value, Vested		$ 1.22
Weighted average grant-date fair value, outstanding Ending balance		$ 1.22
Weighted average grant-date fair value, Expected to vest		$ 1.22